Summary of Significant Accounting Policies - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Operating cash flows from operating lease	$ 86,234
Operating lease asset obtained in exchange for lease obligation: Operating lease	$ 198,319
Operating lease: Remaining lease term	1 year 1 month 6 days
Operating lease: Discount rate	6.00%